UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:   10/31/09

Item 1.  Reports to Stockholders.

The Collar Fund

Semi-Annual Report

October 31, 2009

Investor Information: 1-888-5-COLLAR (1-888-526-5527)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Collar Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

October 31, 2009

Dear Fellow Shareholders:

Thank you for your participation in The Collar FundTM (COLLX).  Launched at a Net Asset Value (NAV) of $10.00 on June 29th, the fund’s NAV has fluctuated between $9.90 and $10.47, closing at $10.18 at the end of October.  Fund assets started at $100,000 and have grown steadily.  In the most recent month, assets rose from $6 million on September 30th to $9 million on October 31st, a 50% increase.

Positive performance in the fund stemmed primarily from our holdings in Energy, Information Technology, and Consumer Staple stocks.  Currently, the two largest sector weights in the fund are Material stocks (18% of total portfolio assets) and Information Technology stocks (17%).  The fund also holds 21% of total assets in cash or money market funds.  COLLX currently owns 70 stocks, each with an equity collar.

Stock Collars

Collaring a stock creates a lower and upper boundary of how much an investor can lose or gain.  For example, a stock is purchased at $100 and collared at a lower limit of $90 and an upper limit of $110.  Regardless of how much the stock fluctuates, while it is collared the loss or gain is limited to about $10.

The primary advantage of collars is the limitation they set on possible losses.  In the above example, if the $100 stock drops to $50 and is not collared, the loss is $50; with the collar, the loss limit is $10.  Conversely, collars also limit possible gains.  Using the same example, if the stock rises from $100 to $150, if the stock is not collared, the gain is $50; if collared, the gain is only $10.

The boundaries created by collars provide two key benefits: wealth preservation and low volatility.  Adding The Collar FundTM to the investment mix can increase the stability of the portfolio, especially in severe markets when traditional asset allocation has sometimes produced unsatisfactory results.

The Collar FundTM is most suitable for investors who are willing to accept possible limitations of gains when stocks in the fund are rising in exchange for limiting losses when stocks in the fund are falling.  In the above illustration, the maximum gain or loss is the same.  However, in the current COLLX portfolio, the potential gain is considerably greater than the potential loss.  Whichever the near term direction of the market, we believe investors in The Collar FundTM are well positioned.

Warmest regards,

Joseph M. Schwab

Elizabeth M. Uhl

Thomas J. Schwab

Co-Portfolio Manager

Co-Portfolio Manager

Co-Portfolio Manager

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited)
Shares	Security	Market Value

	COMMON STOCK - 81.52%
	AUTO MANUFACTURERS - 1.27%
3,700	Oshkosh Corp.	$ 115,662

	BANKS - 2.04%
8,400	Bank of America Corp.	122,472
3,300	SunTrust Banks, Inc.	63,063
		185,535
	BIOTECHNOLOGY - 0.36%
1,300	Dendreon Corp. *	32,851

	CHEMICALS - 5.00%
1,400	Agrium, Inc.	65,730
3,500	Monsanto Co.	235,130
700	Mosaic Co.	32,711
1,300	Potash Corp. of Saskatchewan, Inc.	120,614
		454,185
	COMPUTERS - 7.94%
200	Apple, Inc. *	37,700
6,600	Dell, Inc. *	95,634
3,000	EMC Corp. *	49,410
2,000	NetApp, Inc. *	54,100
3,900	Research In Motion Ltd. *	229,047
8,300	SanDisk Corp. *	169,984
4,000	STEC, Inc. *	85,280
		721,155
	DIVERSIFIED FINANCIAL SERVICES - 2.64%
13,300	NASDAQ Stock Market, Inc. *	240,198

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.14%
3,100	American Superconductor Corp. *	103,912

	ENGINEERING & CONSTRUCTION - 1.52%
4,500	Chicago Bridge & Iron	84,645
2,400	McDermott International, Inc. *	53,352
		137,997
	ENTERTAINMENT - 0.75%
3,800	International Game Technology	67,792

	FOOD - 1.65%
6,700	Safeway, Inc.	149,611

	FOREST PRODUCTS & PAPER - 0.49%
2,000	International Paper Co.	44,620

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
Shares	Security	Market Value

	HEALTHCARE PRODUCTS - 1.63%
10,000	Hologic, Inc. *	$ 147,800

	HEALTHCARE SERVICES - 1.44%
1,500	Aetna, Inc.	39,045
1,900	CIGNA Corp.	52,896
1,500	UnitedHealth Group, Inc.	38,925
		130,866
	HOME FURNISHINGS - 0.74%
2,300	Sony Corp.	67,597

	INSURANCE - 0.55%
1,100	Prudential Financial, Inc.	49,753

	INTERNET - 1.70%
3,800	Akamai Technologies, Inc. *	83,600
1,700	Ebay, Inc. *	37,859
2,100	Yahoo!, Inc. *	33,390
		154,849
	IRON / STEEL - 4.89%
7,700	AK Steel Holding Corp.	122,199
5,100	Cliffs Natural Resources, Inc.	181,407
7,700	Steel Dynamics, Inc.	103,103
1,100	United States Steel Corp.	37,939
		444,648
	LODGING - 1.74%
10,500	Las Vegas Sands Corp. *	158,445

	MACHINERY - CONSTRUCTION & MINING - 3.13%
3,400	Joy Global, Inc.	171,394
5,600	Terex Corp. *	113,232
		284,626
	MACHINERY - DIVERSIFIED - 1.90%
4,000	Cummins, Inc.	172,240

	MINING - 8.51%
13,800	Alcoa, Inc.	171,396
11,800	Coeur D'Alene Mines Corp. *	236,944
1,500	Freeport-McMoRan Copper & Gold *	110,040
1,600	Newmont Mining Corp.	69,536
10,000	Silver Standard Resources, Inc. *	185,800
		773,716
	MISCELLANEOUS MANUFACTURING - 1.91%
12,200	General Electric Co.	173,972

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
Shares	Security	Market Value

	OIL & GAS - 5.49%
3,200	Chesapeake Energy Corp.	$ 78,400
800	ENSCO International, Inc.	36,632
3,500	Nabors Industries Ltd. *	72,905
2,400	Southwestern Energy Co. *	104,592
1,800	Suncor Energy, Inc.	59,436
8,100	Valero Energy Corp.	146,610
		498,575
	OIL & GAS SERVICES - 2.23%
800	Baker Hughes, Inc.	33,656
5,800	Halliburton Co.	169,418
		203,074
	PHARMACEUTICALS - 5.53%
3,000	AmerisourceBergen Corp.	66,450
8,700	Bristol-Myers Squibb Co.	189,660
14,500	Pfizer, Inc.	246,935
		503,045
	PIPELINES - 1.43%
6,900	Williams Co., Inc.	130,065

	RETAIL - 2.41%
2,300	Home Depot, Inc.	57,707
1,500	Urban Outfitters, Inc. *	47,070
2,300	Wal-Mart Stores, Inc.	114,264
		219,041
	SEMICONDUCTORS - 6.55%
1,500	Broadcom Corp. *	39,915
13,600	Intel Corp.	259,896
6,200	MEMC Electronic Materials, Inc. *	77,004
11,600	Rambus, Inc. *	185,600
1,500	Tessera Technologies, Inc. *	33,165
		595,580
	SOFTWARE - 3.12%
13,700	Electronic Arts, Inc. *	249,888
1,200	Microsoft Corp.	33,276
		283,164
	TELECOMMUNICATIONS - 1.82%
1,600	Cisco Systems, Inc. *	36,560
3,500	Corning, Inc.	51,135
5,900	Leap Wireless International, Inc. *	77,998
		165,693

	TOTAL COMMON STOCK	7,410,267
	( Cost - $7,256,505)

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
Contracts	Security	Market Value

	PURCHASED PUT OPTIONS - 13.18%
15	Aetna, Inc.
	Expiration January 2011, Exercise Price $22.50	$ 4,800
14	Agrium, Inc.
	Expiration January 2011, Exercise Price $35.00	5,740
56	AK Steel Holding Corp.
	Expiration January 2011, Exercise Price $20.00	35,280
21	AK Steel Holding Corp.
	Expiration January 2011, Exercise Price $17.50	9,870
38	Akamai Technologies, Inc.
	Expiration January 2011, Exercise Price $15.00	5,700
51	Alcoa, Inc.
	Expiration January 2011, Exercise Price $10.00	7,905
87	Alcoa, Inc.
	Expiration January 2011, Exercise Price $12.50	24,360
31	American Superconductor Corp.
	Expiration January 2011, Exercise Price $30.00	20,770
30	Amerisource Bergen Corp.
	Expiration January 2011, Exercise Price $17.50	2,550
2	Apple, Inc.
	Expiration January 2011, Exercise Price $120.00	1,530
8	Baker Hughes, Inc.
	Expiration January 2011, Exercise Price $30.00	2,200
26	Bank of America Corp.
	Expiration January 2011, Exercise Price $10.00	3,588
58	Bank of America Corp.
	Expiration January 2011, Exercise Price $15.00	20,880
67	Bristol-Myers Squibb Co.
	Expiration January 2011, Exercise Price $20.00	17,085
20	Bristol-Myers Squibb Co.
	Expiration January 2011, Exercise Price $17.50	2,920
15	Broadcom Corp.
	Expiration January 2011, Exercise Price $22.50	4,425
32	Chesapeake Energy Corp.
	Expiration January 2011, Exercise Price $17.50	7,520
45	Chicago Bridge & Iron
	Expiration January 2011, Exercise Price $12.50	6,750
19	CIGNA Corp.
	Expiration January 2011, Exercise Price $22.50	5,225
16	Cisco Systems, Inc.
	Expiration January 2011, Exercise Price $17.50	2,336
10	Cliffs Natural Resources, Inc.
	Expiration January 2011, Exercise Price $25.00	4,000
41	Cliffs Natural Resources, Inc.
	Expiration January 2011, Exercise Price $22.50	12,095

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
Contracts	Security	Market Value

	PURCHASED PUT OPTIONS (Continued) - 13.18%
118	Coeur D'Alene Mines Corp.
	Expiration January 2011, Exercise Price $20.00	$ 74,340
35	Corning, Inc.
	Expiration January 2011, Exercise Price $15.00	9,975
40	Cummins, Inc.
	Expiration January 2011, Exercise Price $40.00	30,800
66	Dell, Inc.
	Expiration January 2011, Exercise Price $12.50	11,682
13	Dendreon Corp.
	Expiration January 2011, Exercise Price $20.00	8,190
17	Ebay, Inc.
	Expiration January 2011, Exercise Price $15.00	1,785
137	Electronic Arts, Inc.
	Expiration January 2011, Exercise Price $17.50	40,415
30	EMC Corp.
	Expiration January 2011, Exercise Price $12.50	2,700
8	ENSCO International, Inc.
	Expiration January 2011, Exercise Price $30.00	1,680
8	Freeport-McMoRan Copper & Gold
	Expiration January 2011, Exercise Price $50.00	4,560
7	Freeport-McMoRan Copper & Gold
	Expiration January 2011, Exercise Price $55.00	5,215
55	General Electric Co.
	Expiration January 2011, Exercise Price $15.00	16,775
67	General Electric Co.
	Expiration January 2011, Exercise Price $12.50	12,060
15	Halliburton Co.
	Expiration January 2011, Exercise Price $17.50	1,635
43	Halliburton Co.
	Expiration January 2011, Exercise Price $22.50	10,492
100	Hologic, Inc.
	Expiration January 2011, Exercise Price $15.00	27,000
23	Home Depot, Inc.
	Expiration January 2011, Exercise Price $22.50	6,095
16	Intel Corp.
	Expiration January 2011, Exercise Price $15.00	2,336
120	Intel Corp.
	Expiration January 2011, Exercise Price $17.50	29,160
38	International Game Technology
	Expiration January 2011, Exercise Price $17.50	12,160
20	International Paper Co.
	Expiration January 2011, Exercise Price $12.50	1,800
34	Joy Global, Inc.
	Expiration January 2011, Exercise Price $35.00	17,000

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
Contracts	Security	Market Value

	PURCHASED PUT OPTIONS (Continued) - 13.18%
21	Las Vegas Sands Corp.
	Expiration January 2011, Exercise Price $15.00	$ 9,450
84	Las Vegas Sands Corp.
	Expiration January 2011, Exercise Price $12.50	29,400
59	Leap Wireless International, Inc.
	Expiration January 2011, Exercise Price $15.00	28,320
24	McDermott International, Inc.
	Expiration January 2011, Exercise Price $17.50	6,120
62	MEMC Electronic Materials, Inc.
	Expiration January 2011, Exercise Price $20.00	28,520
12	Microsoft Corp.
	Expiration January 2011, Exercise Price $20.00	1,464
16	Monsanto Co.
	Expiration January 2011, Exercise Price $65.00	16,000
19	Monsanto Co.
	Expiration January 2011, Exercise Price $70.00	25,080
7	Mosaic Co.
	Expiration January 2011, Exercise Price $40.00	4,340
35	Nabors Industries Ltd.
	Expiration January 2011, Exercise Price $15.00	6,650
133	NASDAQ, Inc.
	Expiration January 2011, Exercise Price $17.50	39,900
20	NetApp, Inc.
	Expiration January 2011, Exercise Price $17.50	2,500
7	Newmont Mining Corp.
	Expiration January 2011, Exercise Price $35.00	2,765
9	Newmont Mining Corp.
	Expiration January 2011, Exercise Price $37.50	4,500
37	Oshkosh Corp.
	Expiration January 2011, Exercise Price $25.00	18,500
145	Pfizer, Inc.
	Expiration January 2011, Exercise Price $15.00	23,490
13	Potash Corp. of Saskatchewan, Inc.
	Expiration January 2011, Exercise Price $80.00	14,950
11	Prudential Financial, Inc.
	Expiration January 2011, Exercise Price $30.00	4,620
92	Rambus, Inc.
	Expiration January 2011, Exercise Price $15.00	41,400
24	Rambus, Inc.
	Expiration January 2011, Exercise Price $17.50	14,640
24	Research In Motion Ltd.
	Expiration January 2011, Exercise Price $60.00	30,840
15	Research In Motion Ltd.
	Expiration January 2011, Exercise Price $75.00	33,690

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
Contracts	Security	Market Value

	PURCHASED PUT OPTIONS (Continued) - 13.18%
67	Safeway, Inc.
	Expiration January 2011, Exercise Price $17.50	$ 8,040
63	SanDisk Corp.
	Expiration January 2011, Exercise Price $20.00	28,980
20	SanDisk Corp.
	Expiration January 2011, Exercise Price $12.50	2,480
100	Silver Standard Resources, Inc.
	Expiration January 2011, Exercise Price $20.00	58,000
23	Sony Corp.
	Expiration January 2011, Exercise Price $22.50	4,370
24	Southwestern Energy Co.
	Expiration January 2011, Exercise Price $35.00	10,800
40	STEC, Inc.
	Expiration January 2011, Exercise Price $22.50	29,200
77	Steel Dynamics, Inc.
	Expiration January 2011, Exercise Price $15.00	32,340
18	Suncor Energy, Inc.
	Expiration January 2011, Exercise Price $30.00	8,640
33	SunTrust Banks, Inc.
	Expiration January 2011, Exercise Price $17.50	10,890
56	Terex Corp.
	Expiration January 2011, Exercise Price $15.00	14,560
15	Tessera Technologies, Inc.
	Expiration January 2011, Exercise Price $22.50	9,000
11	United States Steel Corp.
	Expiration January 2011, Exercise Price $35.00	9,570
15	UnitedHealth Group, Inc.
	Expiration January 2011, Exercise Price $22.50	4,425
15	Urban Outfitters, Inc.
	Expiration January 2011, Exercise Price $17.50	1,500
55	Valero Energy Corp.
	Expiration January 2011, Exercise Price $15.00	10,835
26	Valero Energy Corp.
	Expiration January 2011, Exercise Price $17.50	8,970
23	Wal-Mart Stores, Inc.
	Expiration January 2011, Exercise Price $45.00	8,050
69	Williams Co., Inc.
	Expiration January 2011, Exercise Price $15.00	11,730
21	Yahoo!, Inc.
	Expiration January 2011, Exercise Price $12.50	2,793
	TOTAL PUT PURCHASED OPTIONS	1,197,696
	(Proceeds - $1,344,671)

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
		Market Value

	SHORT-TERM INVESTMENTS - 22.02%
	MONEY MARKET FUND - 22.02%
2,001,048	HighMark US Treasury Money Market Fund, 0.20%	$ 2,001,048
	TOTAL SHORT-TERM INVESTMENTS	2,001,048
	( Cost - $2,001,048)

	TOTAL INVESTMENTS - 116.72%
	( Cost - $10,602,224) (a)	10,609,011
	CALL OPTIONS WRITTEN - (12.98%)	(1,180,027)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.74%)	(339,441)
	NET ASSETS - 100.00%	$ 9,089,543

	At October 31, 2009, net unrealized appreciation on investment securities, for book
	purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an
	excess of value over cost:	$ 594,127
	Aggregate gross unrealized depreciation for all investments for which there was an
	excess of cost over value:	(587,340)
	Net unrealized appreciation	$ 6,787
* Non-Income producing security. + Variable rate security. Rate shown is as of October 31, 2009.

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN	Market Value
	Aetna, Inc.
15	Expiration January 2011, Exercise Price $30.00	$ 5,550
	Agrium, Inc.
8	Expiration January 2011, Exercise Price $45.00	8,800
	Agrium, Inc.
6	Expiration January 2011, Exercise Price $50.00	5,100
	AK Steel Holding Corp.
77	Expiration January 2011, Exercise Price $25.00	12,705
	Akamai Technologies, Inc.
38	Expiration January 2011, Exercise Price $15.00	21,660
	Alcoa, Inc.
51	Expiration January 2011, Exercise Price $15.00	9,741
	Alcoa, Inc.
87	Expiration January 2011, Exercise Price $17.50	11,484
	American Superconductor Corp.
31	Expiration January 2011, Exercise Price $40.00	22,320
	AmerisourceBergen Corp.
30	Expiration January 2011, Exercise Price $22.50	7,800
	Apple, Inc.
2	Expiration January 2011, Exercise Price $160.00	10,100
	Baker Hughes, Inc.
8	Expiration January 2011, Exercise Price $40.00	7,200

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
Contracts	Security	Market Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
	Bank of America Corp.
26	Expiration January 2011, Exercise Price $15.00	$ 8,710
	Bank of America Corp.
58	Expiration January 2011, Exercise Price $20.00	9,860
	Bristol-Myers Squibb Co.
67	Expiration January 2011, Exercise Price $25.00	8,576
	Bristol-Myers Squibb Co.
20	Expiration January 2011, Exercise Price $22.50	4,240
	Broadcom Corp.
15	Expiration January 2011, Exercise Price $30.00	5,850
	Chesapeake Energy Corp.
17	Expiration January 2011, Exercise Price $25.00	8,500
	Chesapeake Energy Corp.
15	Expiration January 2011, Exercise Price $22.50	9,000
	Chicago Bridge & Iron
45	Expiration January 2011, Exercise Price $17.50	22,950
	CIGNA Corp.
19	Expiration January 2011, Exercise Price $30.00	9,880
	Cisco Systems, Inc.
16	Expiration January 2011, Exercise Price $25.00	4,032
	Cliffs Natural Resources, Inc.
41	Expiration January 2011, Exercise Price $30.00	45,920
	Cliffs Natural Resources, Inc.
10	Expiration January 2011, Exercise Price $35.00	9,200
	Coeur d'Alene Mines Corp.
118	Expiration January 2011, Exercise Price $25.00	55,460
	Corning, Inc.
35	Expiration January 2011, Exercise Price $20.00	3,255
	Cummins, Inc.
40	Expiration January 2011, Exercise Price $50.00	23,600
	Dell, Inc.
66	Expiration January 2011, Exercise Price $17.50	10,230
	Dendreon Corp.
13	Expiration January 2011, Exercise Price $30.00	9,620
	Ebay, Inc.
17	Expiration January 2011, Exercise Price $20.00	8,500
	Electronic Arts, Inc.
137	Expiration January 2011, Exercise Price $22.50	28,085
	EMC Corp.
30	Expiration January 2011, Exercise Price $17.50	6,600
	ENSCO International, Inc.
8	Expiration January 2011, Exercise Price $40.00	9,040
	Freeport-McMoRan Copper & Gold
8	Expiration January 2011, Exercise Price $65.00	16,560

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
Contracts	Security	Market Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
	Freeport-McMoRan Copper & Gold
7	Expiration January 2011, Exercise Price $75.00	$ 10,955
	General Electric Co.
55	Expiration January 2011, Exercise Price $20.00	5,280
	General Electric Co.
67	Expiration January 2011, Exercise Price $17.50	9,380
	Halliburton Co.
43	Expiration January 2011, Exercise Price $30.00	21,500
	Halliburton Co.
15	Expiration January 2011, Exercise Price $22.50	14,175
	Hologic, Inc.
100	Expiration January 2011, Exercise Price $20.00	11,500
	Home Depot, Inc.
23	Expiration January 2011, Exercise Price $30.00	4,025
	Intel Corp.
16	Expiration January 2011, Exercise Price $20.00	3,600
	Intel Corp.
120	Expiration January 2011, Exercise Price $22.50	17,280
	International Game Technology
38	Expiration January 2011, Exercise Price $25.00	4,940
	International Paper Co.
20	Expiration January 2011, Exercise Price $17.50	13,600
	Joy Global, Inc.
34	Expiration January 2011, Exercise Price $45.00	48,280
	Las Vegas Sands Corp.
21	Expiration January 2011, Exercise Price $20.00	7,224
	Las Vegas Sands Corp.
84	Expiration January 2011, Exercise Price $17.50	35,280
	Leap Wireless International, Inc.
59	Expiration January 2011, Exercise Price $20.00	11,505
	McDermott International, Inc.
24	Expiration January 2011, Exercise Price $22.50	11,760
	MEMC Electronic Materials. Inc.
62	Expiration January 2011, Exercise Price $20.00	7,440
	Microsoft Corp.
12	Expiration January 2011, Exercise Price $27.50	4,260
	Monsanto Co.
16	Expiration January 2011, Exercise Price $80.00	10,720
	Monsanto Co.
19	Expiration January 2011, Exercise Price $90.00	8,360
	Mosiac Co.
7	Expiration January 2011, Exercise Price $50.00	6,020
	Nabors Industries Ltd.
35	Expiration January 2011, Exercise Price $20.00	18,200

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
Contracts	Security	Market Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
	NASDAQ, Inc.
133	Expiration January 2011, Exercise Price $22.50	$ 26,600
	NetApp, Inc.
20	Expiration January 2011, Exercise Price $25.00	11,600
	Newmont Mining Corp.
9	Expiration January 2011, Exercise Price $50.00	4,500
	Newmont Mining Corp.
7	Expiration January 2011, Exercise Price $47.50	4,025
	Oshkosh Corp.
37	Expiration January 2011, Exercise Price $30.00	32,930
	Pfizer, Inc.
145	Expiration January 2011, Exercise Price $20.00	13,630
	Potash Corp. of Saskatchewan, Inc.
1	Expiration January 2011, Exercise Price $110.00	1,210
	Potash Corp. of Saskatchewan, Inc.
12	Expiration January 2011, Exercise Price $105.00	15,480
	Prudential Financial, Inc.
11	Expiration January 2010, Exercise Price $40.00	14,520
	Rambus, Inc.
54	Expiration January 2010, Exercise Price $20.00	23,760
	Rambus, Inc.
62	Expiration January 2010, Exercise Price $22.50	22,320
	Research In Motion Ltd.
20	Expiration January 2010, Exercise Price $75.00	14,700
	Research In Motion Ltd.
4	Expiration January 2011, Exercise Price $80.00	2,400
	Research In Motion Ltd.
15	Expiration January 2011, Exercise Price $60.00	4,260
	Safeway, Inc.
67	Expiration January 2011, Exercise Price $22.50	18,090
	SanDisk Corp.
63	Expiration January 2011, Exercise Price $25.00	20,790
	SanDisk Corp.
20	Expiration January 2011, Exercise Price $17.50	12,600
	Silver Standard Resources, Inc.
100	Expiration January 2011, Exercise Price $25.00	32,400
	Sony Corp.
23	Expiration January 2011, Exercise Price $30.00	9,430
	Southwestern Energy Co.
24	Expiration January 2011, Exercise Price $45.00	21,600
	STEC, Inc.
40	Expiration January 2011, Exercise Price $30.00	16,400
	Steel Dynamics, Inc.
77	Expiration January 2011, Exercise Price $20.00	8,470

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	October 31, 2009 (Unaudited) (Continued)
Contracts	Security	Market Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Continued)
	Suncor Energy, Inc.
18	Expiration January 2011, Exercise Price $40.00	$ 6,840
	SunTrust Banks, Inc.
33	Expiration January 2011, Exercise Price $22.50	9,570
	Terex Corp.
56	Expiration January 2011, Exercise Price $20.00	29,680
	Tessera Technologies, Inc.
15	Expiration January 2011, Exercise Price $30.00	5,250
	UnitedHealth Group, Inc.
15	Expiration January 2011, Exercise Price $30.00	5,100
	United States Steel Corp.
11	Expiration January 2011, Exercise Price $45.00	5,610
	Urban Outfitters, Inc.
15	Expiration January 2011, Exercise Price $25.00	13,950
	Valero Energy Corp.
55	Expiration January 2011, Exercise Price $20.00	14,685
	Valero Energy Corp.
26	Expiration January 2011, Exercise Price $22.50	5,096
	Wal-Mart Stores, Inc.
23	Expiration January 2011, Exercise Price $60.00	3,680
	Williams, Inc.
69	Expiration January 2011, Exercise Price $20.00	18,630
	Yahoo!, Inc.
21	Expiration January 2011, Exercise Price $17.50	4,809
	TOTAL CALL OPTIONS WRITTEN	1,180,027
	(Proceeds - $1,151,286)

The Collar Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2009

Assets:
Investments in Securities at Market Value (identified cost $10,602,224)	$ 10,609,011
Receivable for Fund Shares Sold	77,950
Dividends and Interest Receivable	875
Total Assets	10,687,836

Liabilities:
Call Options Written, at value (proceeds $1,151,286)	1,180,027
Payable for Securities Purchased	413,614
Accrued Advisory Fee	4,652
Total Liabilities	1,598,293

Net Assets (Unlimited shares of no par value authorized;
892,565 shares of beneficial interest outstanding)	$ 9,089,543

Net Asset Value, Offering and Redemption Price Per Share
($9,089,543 / 892,565 shares of beneficial interest outstanding)	$ 10.18

Composition of Net Assets:
At October 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 9,117,296
Undistributed Net Investment Loss	(5,799)
Net Unrealized Appreciation (Depreciation) on:
Investments	6,787
Options Written	(28,741)
Net Assets	$ 9,089,543

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended October 31, 2009**

Investment Income:
Dividend Income (Less $49 Foreign Taxes Withholding)	$ 7,269
Interest Income	67
Total Investment Income	7,336

Expenses:
Investment Advisory Fees	13,135

Net Investment Loss	(5,799)

Net Realized and Unrealized Loss on Investments:
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,787
Options Written	(28,741)
Net Realized and Unrealized Loss on Investments	(21,954)

Net Decrease in Net Assets Resulting From Operations	$ (27,753)

**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund
STATEMENT OF CHANGES IN NET ASSETS

For the period ended October 31, 2009**

Operations:	(Unaudited)
Net Investment Loss	$ (5,799)
Net Change in Unrealized Appreciation (Depreciation) on
Investments and Options Written	(21,954)
Net Decrease in Net Assets
Resulting From Operations	(27,753)

Beneficial Interest Transactions:
Proceeds from Shares Issued (893,265 shares)	9,124,490
Cost of Shares Redeemed (700 shares)	(7,194)
Total Beneficial Interest Transactions	9,117,296

Increase in Net Assets	9,089,543

Net Assets:
Beginning of Period	-
End of Period	$ 9,089,543

Accumulated Net Investment Loss at End of Period	$ (5,799)

**Fund commenced operations on June 29, 2009.

The accompanying notes are an integral part of these financial statements.

The Collar Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period.
	June 29, 2009 * to October 31, 2009

	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
Increase (Decrease) From Operations:
Net investment income (loss) (a)	(0.01)
Net gain (loss) from securities
(both realized and unrealized)	0.19
Total from operations	0.18

Net Asset Value, End of Period	$ 10.18

Total Return (b)	1.80%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 9,090
Ratio of expenses to average net assets:
Net of expense reimbursement	0.95%	(c)
Ratio of net investment income to average net assets:
Net of expense reimbursement	(0.42)%	(c)
Portfolio turnover rate	0%
__________

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.
*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2009

1.

ORGANIZATION

The Collar Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is capital appreciation and income. The Fund commenced operations on June 29, 2009.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3 *	Total
Common Stocks	$ 7,410,267	$ -	$ -	$ 7,410,267
Money Market Fund	2,001,048		-	2,001,048
Put Options	1,197,696		-	1,197,696
Total	$ 10,609,011	$ -	$ -	$ 10,609,011

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 1,180,027	$ -	$ -	$ 1,180,027
Total	$ 1,180,027	$ -	$ -	$ 1,180,027

                                                            *The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Collar Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2009

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions expected to be taken in the Fund’s 2009 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended October 31, 2009, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Summit Portfolio Advisors, LLC. (the “Adviser”).  The Adviser pays all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, brokerage expenses, taxes, interest, dividend expense on securities sold short, fees and expenses of other investment companies in which the Fund invests, and extraordinary or non-recurring expenses such as litigation.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.95% of the average daily net assets of the Fund.  For the period ended October 31, 2009, the Adviser earned advisory fees of $13,135.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended October 31, 2009 amounted to $7,256,505 and $0, respectively.

5.

SUBSEQUENT EVENTS

In May 2009, FASB issued SFAS No. 165, “Subsequent Events” (“SFAS No. 165”).  The Fund has adopted SFAS No. 165 with these financial statements.  SFAS No. 165 requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, SFAS No. 165 requires the Fund to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on December 30, 2009 and has noted no such events.

THE COLLAR FUND

EXPENSE EXAMPLES

October 31, 2009 (Unaudited)

As a shareholder of the Collar Fund, you incur ongoing costs, including management fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Collar Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 29, 2009 through October 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Collar Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/29/09	Ending Account Value 10/31/09	Expense Paid During Period 6/29/09 - 10/31/09
Actual
The Collar Fund	$1000.00	$1,018.00	$3.26*
Hypothetical (5% return before expenses)
The Collar Fund	$1000.00	$1020.42	$4.84**

* Expenses Paid- Actual are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 0.95% multiplied by the number of days in the period (124) divided by the number of days in the fiscal year (365).

**Expenses Paid- Hypothetical are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period ended October 31, 2009 (184) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – The Collar Fund

In connection with a regular meeting held on March 26, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of The Collar Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s similarly managed accounts, and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation wad given by a representative of the Adviser regarding the Fund’s investment strategies. The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. However, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 0.95% annual unitary fee based on the average net assets of the Fund, which will be reduced to 0.55% for Fund assets greater than $100 million.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that the proposed advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

Adviser	Summit Portfolio Advisors, LLC P.O. Box 837 Denver, Colorado 80201
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-5-COLLAR (1-888-526-5527).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/7/10